SIGNIFICANT ACCOUNTING POLICIES - Impairment of non-financial assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
SIGNIFICANT ACCOUNTING POLICIES
Impairment loss	$ 0